Investment in Securities (Summary of Roll-forward of Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	¥ 172	¥ 121	¥ 153	¥ 120
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net			(5)
Increase (Decrease) from the effects of changes in foreign exchange rates	(13)	3	11	4
Ending	159	124	159	124
Foreign municipal bond securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	156	121	132	120
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net			0
Increase (Decrease) from the effects of changes in foreign exchange rates	(13)	3	11	4
Ending	143	¥ 124	143	¥ 124
Japanese other asset- backed securities and debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	16		21
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net			(5)
Increase (Decrease) from the effects of changes in foreign exchange rates	0		0
Ending	¥ 16		¥ 16